Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000255893_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
C000255893_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000255893_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%
C000255893_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%
C000255893_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.10%
C000255893_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.71%
C000255893_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.03%
C000255893_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.27%